Commitments and Contingencies (Details 4) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2009 Gravity Middle East & Africa FZ-LLC USD ($)	Apr. 30, 2009 Gravity Middle East & Africa FZ-LLC KRW	Nov. 30, 2014 Pending litigation Repatriation Claims Gravity Middle East & Africa FZ-LLC Director and manager of Gravity Middle East Africa & FZ-LLC KRW	Jan. 31, 2013 Pending litigation Repatriation Claims Gravity Middle East & Africa FZ-LLC Director and manager of Gravity Middle East Africa & FZ-LLC KRW	Nov. 30, 2011 Pending litigation Repatriation Claims Gravity Middle East & Africa FZ-LLC Director and manager of Gravity Middle East Africa & FZ-LLC KRW	Aug. 31, 2010 Pending litigation Repatriation Claims Gravity Middle East & Africa FZ-LLC Director and manager of Gravity Middle East Africa & FZ-LLC AED	Aug. 31, 2010 Pending litigation Repatriation Claims Gravity Middle East & Africa FZ-LLC Director and manager of Gravity Middle East Africa & FZ-LLC KRW	Jun. 30, 2011 Pending litigation Compensation Claim Former Executive KRW	May 31, 2010 Pending litigation Compensation Claim Former Executive KRW
Litigation
Damages sought						5	1,628	110	50
Repatriated foreign earnings	1.4	1,820.0
Deposits paid pending appeal				130	4,140
Deposits refunded			4,270